Notes to the consolidated statements of income - Revenue (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenue [Line Items]
Health Care Services	€ 3,208,795,000
Dialysis services	2,648,293,000
Care Coordination Revenue	560,502,000
Health Care Products	766,834,000
Dialysis Products Revenue	747,692,000
Non-dialysis Product Revenue	19,142,000
Revenue	3,975,629,000	€ 4,548,120,000
Revenue from contracts with customers (IFRS 15) [Member]
Revenue [Line Items]
Health Care Services	3,155,537,000
Dialysis services	2,648,293,000
Care Coordination Revenue	507,244,000
Health Care Products	749,098,000
Dialysis Products Revenue	729,956,000
Non-dialysis Product Revenue	19,142,000
Revenue	3,904,635,000
Other revenue [Member]
Revenue [Line Items]
Health Care Services	53,258,000
Dialysis services	0
Care Coordination Revenue	53,258,000
Health Care Products	17,736,000
Dialysis Products Revenue	17,736,000
Non-dialysis Product Revenue	0
Revenue	€ 70,994,000